                              GOLDMAN SACHS TRUST
                        GOLDMAN SACHS FIXED INCOME FUNDS

                              Class A, B, C Shares
                              Institutional Shares
                                 Service Shares

                               ----------------

                     Supplement dated December 21, 1999 to
                        Prospectuses dated March 1, 1999

   Under "Service Providers," subsection "U.S. Fixed Income-Municipal Investment Management Team," Benjamin S. Thompson should be removed and the following portfolio managers should be added:

                                                    Years Primarily         Five Year
     Name and Title        Fund Responsibility        Responsible      Employment History
     --------------        -------------------      ---------------    ------------------
--------------------------------------------------------------------------------------------
  Tom Kenny            Portfolio Manager--               Since      Mr. Kenny joined the
  Managing Director    Short Duration Tax-Free Fund      1999       Investment Adviser in
  and Head of          Municipal Income Fund             1999       1999. Previously, he
  Municipal Bond                                                    spent 13 years at
  Portfolio                                                         Franklin Templeton where
  Management                                                        he was a portfolio
                                                                    manager of high yield
                                                                    municipal and municipal
                                                                    funds, Director of
                                                                    Municipal Research and
                                                                    Director of the
                                                                    Municipal Bond
                                                                    Department.
--------------------------------------------------------------------------------------------
  Ben Barber           Portfolio Manager--               Since      Mr. Barber joined the
  Vice President       Short Duration Tax-Free Fund      1999       Investment Adviser in
                       Municipal Income Fund             1999       1999. Prior to his
                                                                    current position, he
                                                                    managed high yield
                                                                    municipal and municipal
                                                                    bond funds at Franklin
                                                                    Templeton for eight
                                                                    years.


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   FISTK 12/99